Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Concession Financial Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 6,540
Amounts received	(343)	R$ (331)	R$ (309)
Classification as held for sale	(36)
Ending balance	8,072	6,540
Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,735
Ending balance	6,776	5,735
Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,735	5,049	4,326
Transfers from contract assets	782	363	670
Transfers from (to) intangible assets			(22)
Monetary updating	641	654	556
Fair Value Adjustments			(172)
Disposals	(2)		(1)
Amounts received	(343)	(331)
Classification as held for sale	(37)
Ending balance	6,776	5,735	5,049
Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Classification as held for sale
Energy Distribution [Member] | Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,881	1,370	684
Transfers from contract assets	731	363	670
Transfers from (to) intangible assets			(22)
Monetary updating	104	148	39
Fair Value Adjustments
Disposals	(2)		(1)
Amounts received
Ending balance	2,714	1,881	1,370
Generation [member] | Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,816	3,642	3,608
Transfers from contract assets
Transfers from (to) intangible assets
Monetary updating	534	505	514
Fair Value Adjustments			(172)
Disposals
Amounts received	(343)	(331)	(308)
Classification as held for sale	(37)
Ending balance	3,970	3,816	3,642
Gas Distribution [Member]
IfrsStatementLineItems [Line Items]
Classification as held for sale
Gas Distribution [Member] | Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	38	37	34
Transfers from contract assets	51
Transfers from (to) intangible assets
Monetary updating	3	1	3
Fair Value Adjustments
Disposals
Amounts received
Ending balance	R$ 92	R$ 38	R$ 37